UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2020

     MFS® Special Value Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site, and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-637-2304 or by logging into your Investor Center account at www.computershare.com/investor.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-637-2304 to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MFV-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE

The MFS Special Value Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 10.00% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Special Value Trust

New York Stock Exchange Symbol: MFV

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Markets experienced dramatic swings in early 2020 as the coronavirus pandemic crippled the global economy for a time. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries hit early in the outbreak, has brightened the economic and market outlook during the second quarter, though a great deal of uncertainty remains on how long the aftereffects of the lockdowns will linger.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses, and governments adjust to a new reality, and these alterations could change the investment landscape. For investors, occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

June 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
NASDAQ, Inc.	1.9%
Southern Co.	1.9%
Johnson & Johnson	1.9%
Texas Instruments, Inc.	1.8%
Duke Energy Corp.	1.8%
Comcast Corp., “A”	1.7%
Fiserv, Inc.	1.7%
Thermo Fisher Scientific, Inc.	1.7%
JPMorgan Chase & Co.	1.6%
Illinois ToolWorks, Inc.	1.6%

GICS equity sectors (g)
Financials	12.5%
Health Care	6.6%
Industrials	5.2%
Information Technology	4.6%
Utilities	3.7%
Materials	2.2%
Communication Services	1.7%
Consumer Staples	1.3%
Energy	0.1%

Fixed income sectors (i)
High Yield Corporates	51.9%
Emerging Markets Bonds	6.1%
Floating Rate Loans	0.8%
Investment Grade Corporates	0.7%
Municipal Bonds	0.3%

Composition including fixed income credit quality (a)(i)
BBB	0.8%
BB	31.2%
B	19.5%
CCC	7.6%
C	0.3%
D	0.4%
Not Rated (o)	0.0%
Non-Fixed Income	37.9%
Cash & Cash Equivalents	2.3%
Other (o)	(0.0)%

Portfolio Composition – continued

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of April 30, 2020.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

Katherine Cannan	Equity Securities Portfolio Manager	December 2019	Investment Officer of MFS; employed in the investment area of MFS since 2013.

Nevin Chitkara	Equity Securities Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.

Note to Shareholders: Effective December 31, 2019, Katherine Cannan was added as a Portfolio Manager of the Fund.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.

The fund’s target annual distribution rate is calculated based on an annual rate of 10.00% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 58.0%
Aerospace - 1.3%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$116,000	$74,820
Bombardier, Inc., 7.875%, 4/15/2027 (n)	60,000	38,850
Moog, Inc., 4.25%, 12/15/2027 (n)	120,000	112,500
TransDigm, Inc., 6.5%, 7/15/2024	70,000	64,663
TransDigm, Inc., 6.25%, 3/15/2026 (n)	70,000	68,512
TransDigm, Inc., 6.375%, 6/15/2026	45,000	38,511
TransDigm, Inc., 5.5%, 11/15/2027 (n)	85,000	71,825

		$469,681
Automotive - 1.2%
Adient US LLC, 7%, 5/15/2026 (n)	$5,000	$4,975
Allison Transmission, Inc., 5%, 10/01/2024 (n)	150,000	144,000
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	40,000	38,781
Dana, Inc., 5.5%, 12/15/2024	5,000	4,652
Dana, Inc., 5.375%, 11/15/2027	31,000	27,358
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	95,000	94,791
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	70,000	59,619
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)	80,000	67,800

		$441,976
Broadcasting - 1.6%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026 (n)	$10,000	$7,600
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)	35,000	33,075
iHeartCommunications, Inc., 8.375%, 5/01/2027	40,000	32,928
iHeartCommunications, Inc., 5.25%, 8/15/2027 (n)	15,000	13,613
Lions Gate Capital Holding Co., 5.875%, 11/01/2024	35,000	32,288
National CineMedia LLC, 5.875%, 4/15/2028 (n)	50,000	35,500
Netflix, Inc., 5.875%, 2/15/2025	100,000	110,284
Netflix, Inc., 3.625%, 6/15/2025 (n)	45,000	45,562
Netflix, Inc., 5.875%, 11/15/2028	65,000	73,505
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)	75,000	71,625
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (n)	35,000	28,875
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	100,000	100,000

		$584,855
Brokerage & Asset Managers - 0.3%
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	$130,000	$124,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - 3.5%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	$80,000	$79,200
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	110,000	104,370
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)	80,000	70,700
Beacon Roofing Supply, Inc., 4.5%, 11/15/2026 (n)	30,000	28,650
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (n)(p)	30,000	28,500
Core & Main LP, 6.125%, 8/15/2025 (n)	60,000	57,600
Cornerstone Building Brands, Inc., 8%, 4/15/2026 (n)	50,000	42,485
HD Supply, Inc., 5.375%, 10/15/2026 (n)	100,000	101,990
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)	200,000	189,500
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)	45,000	44,662
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	70,000	65,800
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	50,000	47,000
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	69,000	53,668
SRS Distribution, Inc., 8.25%, 7/01/2026 (n)	30,000	27,549
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	110,000	110,275
Standard Industries, Inc., 6%, 10/15/2025 (n)	100,000	103,000
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	100,000	100,095
U.S. Concrete, Inc., 6.375%, 6/01/2024	10,000	9,443

		$1,264,487
Business Services - 1.7%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$80,000	$79,200
CDK Global, Inc., 4.875%, 6/01/2027	95,000	94,763
CDK Global, Inc., 5.25%, 5/15/2029 (n)	25,000	25,500
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	50,000	49,000
MSCI, Inc., 5.75%, 8/15/2025 (n)	60,000	62,676
MSCI, Inc., 4.75%, 8/01/2026 (n)	165,000	172,471
Refinitiv U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)	40,000	43,400
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	60,000	62,550

		$589,560
Cable TV - 4.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	$215,000	$224,137
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	130,000	135,387
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	165,000	167,838
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	200,000	207,938
DISH DBS Corp., 5.875%, 11/15/2024	30,000	28,855
DISH DBS Corp., 7.75%, 7/01/2026	65,000	64,025
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)	60,000	32,100
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(n)	50,000	28,250
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)	135,000	137,646

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - continued
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)		$45,000	$47,457
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		45,000	46,406
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		200,000	204,000
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)		60,000	56,442
Videotron Ltd., 5.375%, 6/15/2024 (n)		25,000	26,501
Videotron Ltd., 5.125%, 4/15/2027 (n)		150,000	156,750
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		200,000	197,000

			$1,760,732
Chemicals - 1.0%
Element Solutions, Inc., 5.875%, 12/01/2025 (n)		$50,000	$49,537
SPCM S.A., 4.875%, 9/15/2025 (n)		200,000	202,000
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026 (n)	EUR	100,000	103,558
Tronox, Inc., 6.5%, 4/15/2026 (n)		$20,000	18,100

			$373,195
Computer Software - 0.7%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$60,000	$60,450
PTC, Inc., 3.625%, 2/15/2025 (n)		65,000	63,993
PTC, Inc., 4%, 2/15/2028 (n)		10,000	9,800
VeriSign, Inc., 5.25%, 4/01/2025		45,000	49,347
VeriSign, Inc., 4.75%, 7/15/2027		45,000	47,934

			$231,524
Computer Software - Systems - 1.1%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$140,000	$144,550
Fair Isaac Corp., 4%, 6/15/2028 (n)		22,000	21,813
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		70,000	68,775
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		70,000	65,100
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		80,000	82,000

			$382,238
Conglomerates - 2.3%
Amsted Industries Co., 5.625%, 7/01/2027 (n)		$80,000	$80,088
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		120,000	122,550
CFX Escrow Corp., 6.375%, 2/15/2026 (n)		60,000	61,872
EnerSys, 5%, 4/30/2023 (n)		100,000	99,750
EnerSys, 4.375%, 12/15/2027 (n)		20,000	19,300
Gates Global LLC, 6.25%, 1/15/2026 (n)		75,000	68,258
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)		40,000	34,000
Griffon Corp., 5.75%, 3/01/2028		40,000	38,100
MTS Systems Corp., 5.75%, 8/15/2027 (n)		70,000	64,925
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		70,000	70,154

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - continued
TriMas Corp., 4.875%, 10/15/2025 (n)	$160,000	$156,600

		$815,597
Construction - 0.8%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	$30,000	$28,125
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	60,000	53,124
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	55,000	47,506
Toll Brothers Finance Corp., 4.875%, 11/15/2025	60,000	60,600
Toll Brothers Finance Corp., 4.35%, 2/15/2028	80,000	78,800

		$268,155
Consumer Products - 0.8%
Coty, Inc., 6.5%, 4/15/2026 (n)	$70,000	$58,800
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)	95,000	98,790
Mattel, Inc., 6.75%, 12/31/2025 (n)	65,000	65,975
Mattel, Inc., 5.875%, 12/15/2027 (n)	39,000	37,955
Prestige Brands, Inc., 5.125%, 1/15/2028 (n)	35,000	35,403

		$296,923
Consumer Services - 1.3%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	$50,000	$50,500
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	65,000	67,438
Garda World Security Corp., 4.625%, 2/15/2027 (n)	20,000	19,250
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	39,000	39,000
Match Group, Inc., 6.375%, 6/01/2024	105,000	108,741
Match Group, Inc., 5%, 12/15/2027 (n)	70,000	73,290
Realogy Group LLC, 9.375%, 4/01/2027 (n)	70,000	49,000
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	70,000	71,414

		$478,633
Containers - 1.8%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$200,000	$185,640
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	100,000	100,205
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	40,000	41,100
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	70,000	67,791
LABL Escrow Issuer LLC, 6.75%, 7/15/2026 (n)	10,000	10,333
Mauser Packaging Solutions, 5.5%, 4/15/2024 (n)	10,000	9,222
Mauser Packaging Solutions, 7.25%, 4/15/2025 (n)	15,000	11,738
Reynolds Group, 5.125%, 7/15/2023 (n)	70,000	70,350
Reynolds Group, 7%, 7/15/2024 (n)	25,000	25,092
Silgan Holdings, Inc., 4.75%, 3/15/2025	85,000	86,275
Silgan Holdings, Inc., 4.125%, 2/01/2028 (n)	34,000	33,405

		$641,151

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electrical Equipment - 0.3%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$50,000	$44,495
CommScope Technologies LLC, 5%, 3/15/2027 (n)	55,000	47,163

		$91,658
Electronics - 1.1%
Entegris, Inc., 4.625%, 2/10/2026 (n)	$90,000	$90,225
Entegris, Inc., 4.375%, 4/15/2028 (n)	30,000	30,037
Qorvo, Inc., 5.5%, 7/15/2026	65,000	68,250
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	60,000	60,900
Sensata Technologies B.V., 5%, 10/01/2025 (n)	140,000	139,244
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	20,000	19,400

		$408,056
Emerging Market Quasi-Sovereign - 0.8%
Petrobras Global Finance B.V. (Federative Republic of Brazil), 5.75%, 2/01/2029	$200,000	$190,000
Petroleos Mexicanos, 6.49%, 1/23/2027 (n)	100,000	81,490

		$271,490
Emerging Market Sovereign - 1.5%
Arab Republic of Egypt, 6.588%, 2/21/2028	$200,000	$183,600
Government of Ukraine, 7.75%, 9/01/2024	100,000	94,247
Republic of Ecuador, 7.875%, 1/23/2028 (a)(n)	200,000	56,752
Republic of Turkey, 5.75%, 3/22/2024	200,000	192,731
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	203,000	16,240

		$543,570
Energy - Independent - 0.9%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(z)	$195,167	$160
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	95,000	76,960
Jagged Peak Energy LLC, 5.875%, 5/01/2026	45,000	38,250
Laredo Petroleum, Inc., 10.125%, 1/15/2028	10,000	4,074
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	55,000	45,100
Matador Resources Co., 5.875%, 9/15/2026	35,000	17,500
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	45,000	38,475
PDC Energy, Inc., 5.75%, 5/15/2026	10,000	7,627
SM Energy Co., 6.75%, 9/15/2026	20,000	5,450
Southwestern Energy Co., 6.2%, 1/23/2025	24,900	22,037
Southwestern Energy Co., 7.5%, 4/01/2026	17,900	16,065
WPX Energy, Inc., 5.75%, 6/01/2026	55,000	49,847

		$321,545

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Entertainment - 0.7%
Cinemark USA, Inc., 4.875%, 6/01/2023	$45,000	$37,800
Cinemark USA, Inc., 8.75%, 5/01/2025 (n)	15,000	15,225
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	110,000	96,800
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	15,000	9,637
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	75,000	66,015
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)	35,000	36,218

		$261,695
Financial Institutions - 1.5%
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	$60,000	$53,683
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	42,000	36,138
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	60,000	52,650
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	144,000	87,120
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (n)	70,000	67,200
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	30,000	25,593
Navient Corp., 5.5%, 1/25/2023	20,000	18,550
Navient Corp., 5%, 3/15/2027	20,000	16,840
OneMain Financial Corp., 6.875%, 3/15/2025	60,000	56,742
OneMain Financial Corp., 7.125%, 3/15/2026	30,000	28,275
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	75,000	66,033
Springleaf Finance Corp., 5.375%, 11/15/2029	25,000	20,755

		$529,579
Food & Beverages - 2.3%
BRF S.A., 4.875%, 1/24/2030 (n)	$200,000	$172,350
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	80,000	80,400
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	120,000	128,513
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	38,000	38,760
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	35,000	35,437
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	110,000	112,145
Performance Food Group Co., 5.5%, 10/15/2027 (n)	65,000	61,751
Pilgrim’s Pride Corp., 5.75%, 3/15/2025 (n)	25,000	25,253
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)	65,000	65,777
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	80,000	76,186
U.S. Foods Holding Corp., 6.25%, 4/15/2025 (n)	25,000	25,469

		$822,041
Gaming & Lodging - 2.3%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$85,000	$80,325
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	30,000	29,100
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	75,000	72,945
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	65,000	64,175
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	105,000	102,900

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - continued
Scientific Games Corp., 8.25%, 3/15/2026 (n)	$65,000	$49,075
Scientific Games International, Inc., 7%, 5/15/2028 (n)	20,000	14,400
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	80,000	74,767
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	70,000	65,100
VICI Properties LP, REIT, 4.625%, 12/01/2029 (n)	25,000	23,250
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	135,000	123,525
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	115,000	102,350
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	20,000	17,400

		$819,312
Insurance - Health - 0.4%
Centene Corp., 5.375%, 6/01/2026 (n)	$75,000	$79,410
Centene Corp., 4.25%, 12/15/2027 (n)	45,000	47,081

		$126,491
Insurance - Property & Casualty - 0.5%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$60,000	$59,856
AmWINS Group, Inc., 7.75%, 7/01/2026 (n)	15,000	15,450
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	15,000	14,025
Hub International Ltd., 7%, 5/01/2026 (n)	100,000	98,645

		$187,976
Machinery & Tools - 0.0%
United Rentals North America, Inc., 4.875%, 1/15/2028	$10,000	$10,022

Major Banks - 0.5%
Sovcombank PJSC (SovCom Capital DAC), 8%, 4/07/2030 (n)	$200,000	$194,040

Medical & Health Technology & Services - 4.2%
Avantor, Inc., 9%, 10/01/2025 (n)	$120,000	$130,140
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	35,000	34,650
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	10,000	9,500
Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	80,000	73,400
DaVita, Inc., 5%, 5/01/2025	80,000	81,200
Encompass Health Corp., 5.75%, 9/15/2025	40,000	40,600
HCA, Inc., 5.375%, 2/01/2025	160,000	172,022
HCA, Inc., 5.875%, 2/15/2026	90,000	100,602
HCA, Inc., 5.625%, 9/01/2028	20,000	22,162
HCA, Inc., 3.5%, 9/01/2030	60,000	57,351
HealthSouth Corp., 5.125%, 3/15/2023	105,000	104,475
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	50,000	43,125

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued

Medical & Health Technology & Services - continued
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	$200,000	$205,438
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	25,000	23,500
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)	55,000	49,017
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)	35,000	29,313
Radiology Partners, Inc., 9.25%, 2/01/2028 (n)	30,000	28,575
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	90,000	96,300
Team Health Holdings, Inc., 6.375%, 2/01/2025 (n)	20,000	10,996
Tenet Healthcare Corp., 4.875%, 1/01/2026 (n)	85,000	83,614
Tenet Healthcare Corp., 5.125%, 11/01/2027 (n)	60,000	59,250
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	45,000	42,188

		$1,497,418
Medical Equipment - 0.6%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$85,000	$86,062
Hologic, Inc., 4.375%, 10/15/2025 (n)	25,000	25,115
Teleflex, Inc., 4.875%, 6/01/2026	30,000	30,450
Teleflex, Inc., 4.625%, 11/15/2027	85,000	87,125

		$228,752
Metals & Mining - 2.0%
Arconic Corp., 6%, 5/15/2025 (n)	$35,000	$35,394
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	45,000	39,600
Cleveland-Cliffs, Inc., 6.75%, 3/15/2026 (n)	30,000	26,175
Cleveland-Cliffs, Inc., 5.875%, 6/01/2027	40,000	25,000
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	65,000	64,350
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	60,000	56,250
Freeport-McMoRan, Inc., 5%, 9/01/2027	60,000	58,500
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	60,000	59,250
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	50,000	49,345
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	118,000	109,858
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (a)(d)(n)	20,000	2,050
Novelis Corp., 5.875%, 9/30/2026 (n)	105,000	102,091
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	30,000	22,875
TMS International Corp., 7.25%, 8/15/2025 (n)	85,000	63,431

		$714,169
Midstream - 1.9%
Cheniere Energy Partners LP, 5.25%, 10/01/2025	$180,000	$171,828
Cheniere Energy, Inc., 4.5%, 10/01/2029 (n)	52,000	47,970
EnLink Midstream Partners LP, 4.85%, 7/15/2026	15,000	9,150
EQT Midstream Partners LP , 5.5%, 7/15/2028	65,000	57,850

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	$15,000	$12,675
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	58,900	49,181
Peru LNG, 5.375%, 3/22/2030	200,000	111,300
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	75,000	70,845
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	95,000	80,750
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	40,000	36,684
Western Midstream Operating LP, 4.05%, 2/01/2030	35,000	31,938

		$680,171
Municipals - 0.3%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$100,000	$102,500

Network & Telecom - 0.1%
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	$20,000	$18,850

Oil Services - 0.6%
Apergy Corp., 6.375%, 5/01/2026	$45,000	$36,900
Diamond Offshore Drill Co., 5.7%, 10/15/2039 (a)(d)	60,000	6,462
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	40,000	11,608
MV24 Capital B.V., 6.748%, 6/01/2034 (n)	197,212	166,153

		$221,123
Oils - 0.5%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$120,000	$115,500
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	50,000	37,500
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028 (n)	40,000	28,476

		$181,476
Other Banks & Diversified Financials - 0.5%
BBVA Bancomer S.A./Texas, 5.875%, 9/13/2034 (n)	$200,000	$175,140

Pharmaceuticals - 0.8%
Bausch Health Companies, Inc., 5.5%, 3/01/2023 (n)	$29,000	$28,710
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	185,000	187,312
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	20,000	19,194
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)	55,000	41,250

		$276,466

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pollution Control - 0.4%
Covanta Holding Corp., 5.875%, 3/01/2024	$60,000	$58,950
Covanta Holding Corp., 6%, 1/01/2027	20,000	19,200
GFL Environmental, Inc., 7%, 6/01/2026 (n)	24,000	24,986
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)	30,000	32,736

		$135,872
Precious Metals & Minerals - 0.0%
Teck Resources Ltd., 6.25%, 7/15/2041	$10,000	$9,425

Printing & Publishing - 0.7%
Cimpress N.V., 7%, 6/15/2026 (n)	$150,000	$108,915
Meredith Corp., 6.875%, 2/01/2026	45,000	38,565
Nielsen Finance LLC, 5%, 4/15/2022 (n)	86,000	84,719

		$232,199
Real Estate - Healthcare - 0.3%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$65,000	$65,650
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	55,000	56,100

		$121,750
Real Estate - Other - 0.3%
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	$20,000	$18,600
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)	106,000	92,485

		$111,085
Restaurants - 0.5%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$75,000	$58,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	105,000	107,363

		$165,863
Retailers - 0.4%
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)	$65,000	$58,175
L Brands, Inc., 5.25%, 2/01/2028	75,000	53,813
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	40,000	32,784

		$144,772
Specialty Chemicals - 0.3%
Koppers, Inc., 6%, 2/15/2025 (n)	$55,000	$44,688
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	80,000	79,400

		$124,088

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Specialty Stores - 0.4%
Penske Automotive Group Co., 5.375%, 12/01/2024	$40,000	$36,788
Penske Automotive Group Co., 5.5%, 5/15/2026	55,000	50,325
PetSmart, Inc., 7.125%, 3/15/2023 (n)	25,000	23,938
PetSmart, Inc., 8.875%, 6/01/2025 (n)	20,000	19,400

		$130,451
Supermarkets - 0.5%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024	$31,000	$32,046
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	45,000	46,238
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	85,000	85,850
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (n)	10,000	10,447

		$174,581
Telecommunications - Wireless - 3.5%
Altice France S.A., 7.375%, 5/01/2026 (n)	$200,000	$209,000
Altice France S.A., 6%, 2/15/2028 (n)	200,000	181,960
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	200,000	185,250
SBA Communications Corp., 4.875%, 9/01/2024	100,000	102,950
SBA Communications Corp., 3.875%, 2/15/2027 (n)	20,000	20,425
Sprint Capital Corp., 6.875%, 11/15/2028	110,000	132,479
Sprint Corp., 7.625%, 3/01/2026	175,000	206,867
T-Mobile USA, Inc., 6.5%, 1/15/2024	75,000	76,680
T-Mobile USA, Inc., 6.5%, 1/15/2026	25,000	26,406
T-Mobile USA, Inc., 5.375%, 4/15/2027	115,000	121,625

		$1,263,642
Tobacco - 0.1%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$25,000	$23,000

Utilities - Electric Power - 2.0%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$200,000	$194,820
Clearway Energy Operating LLC, 5.75%, 10/15/2025	160,000	164,784
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	30,000	30,525
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	120,000	121,800
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	35,000	35,919
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	46,000	46,819
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	25,000	24,750
TerraForm Power Operating Co., 5%, 1/31/2028 (n)	95,000	98,800

		$718,217
Total Bonds (Identified Cost, $22,536,815)		$20,761,342

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - 37.9%
Aerospace - 2.4%
Honeywell International, Inc.	3,153	$447,410
Northrop Grumman Corp.	1,210	400,111

		$847,521
Brokerage & Asset Managers - 3.0%
BlackRock, Inc.	814	$408,660
NASDAQ, Inc.	6,201	680,064

		$1,088,724
Business Services - 3.9%
Accenture PLC, “A”	2,146	$397,418
Equifax, Inc.	2,884	400,588
Fiserv, Inc. (a)	5,876	605,580

		$1,403,586
Cable TV - 1.7%
Comcast Corp., “A”	16,130	$606,972

Chemicals - 0.7%
PPG Industries, Inc.	2,571	$233,524

Construction - 1.6%
ICA Tenedora, S.A. de C.V. (a)	10,542	$15,514
Sherwin-Williams Co.	1,049	562,652

		$578,166
Electronics - 1.8%
Texas Instruments, Inc.	5,671	$658,233

Food & Beverages - 1.3%
Nestle S.A., ADR	4,481	$470,953

Health Maintenance Organizations - 1.6%
Cigna Corp.	2,934	$574,419

Insurance - 3.3%
AON PLC	2,524	$435,819
Marsh & McLennan Cos., Inc.	3,993	388,639
Travelers Cos., Inc.	3,337	337,738

		$1,162,196
Machinery & Tools - 1.6%
Illinois Tool Works, Inc.	3,558	$578,175

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - 1.6%
JPMorgan Chase & Co.	6,158	$589,690

Medical Equipment - 3.2%
Medtronic PLC	5,434	$530,522
Thermo Fisher Scientific, Inc.	1,787	598,073

		$1,128,595
Oil Services - 0.1%
LTRI Holdings LP (a)(u)	60	$31,764

Other Banks & Diversified Financials - 3.3%
Citigroup, Inc.	11,254	$546,494
Moody’s Corp.	1,062	259,022
U.S. Bancorp	10,654	388,871

		$1,194,387
Pharmaceuticals - 1.9%
Johnson & Johnson	4,435	$665,427

Special Products & Services - 1.2%
iShares iBoxx $ High Yield Corporate Bond ETF	5,200	$418,236

Utilities - Electric Power - 3.7%
Duke Energy Corp.	7,555	$639,606
Southern Co.	11,892	674,633

		$1,314,239
Total Common Stocks (Identified Cost, $9,172,229)		$13,544,807

Floating Rate Loans (r) - 0.8%
Broadcasting - 0.1%
Nexstar Broadcasting, Inc., Term Loan B4, 3.734%, 9/18/2026	$20,173	$18,862
WMG Acquisition Corp., Term Loan F, 2.528%, 11/01/2023	21,000	20,306

		$39,168
Cable TV - 0.1%
CSC Holdings LLC, Term Loan B5, 3.314%, 4/15/2027	$20,948	$19,900

Chemicals - 0.1%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 3.2%, 6/01/2024	$17,392	$16,853
Element Solutions, Inc., Term Loan B1, 2.403%, 1/31/2026	20,895	19,922

		$36,775

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) - continued
Computer Software - Systems - 0.2%
Sabre GLBL, Inc., Term Loan B, 2.75%, 2/22/2024	$41,786	$37,929
SS&C Technologies, Inc., Term Loan B5, 2.153%, 4/16/2025	20,893	20,040

		$57,969
Conglomerates - 0.1%
Gates Global LLC, Term Loan B2, 3.75%, 4/01/2024	$43,544	$40,061

Medical & Health Technology & Services - 0.1%
DaVita Healthcare Partners, Inc., Term Loan B, 2.153%, 8/12/2026	$20,895	$20,275
Jaguar Holding Co. II, Term Loan, 2.903%, 8/18/2022	20,891	20,453

		$40,728
Pharmaceuticals - 0.0%
Bausch Health Companies, Inc., Term Loan B, 3.468%, 11/27/2025	$20,400	$19,562

Printing & Publishing - 0.1%
Nielsen Finance LLC, Term Loan B4, 2.863%, 10/04/2023	$20,892	$20,109
Total Floating Rate Loans (Identified Cost, $289,500)		$274,272

	Strike Price	First Exercise
Warrants - 0.0%
Forest & Paper Products - 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	40	$5
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	40	0
Total Warrants (Identified Cost, $0)				$5

Investment Companies (h) - 2.4%
Money Market Funds - 2.4%
MFS Institutional Money Market Portfolio, 0.41% (v) (Identified Cost, $873,690)			873,727	$873,814

Other Assets, Less Liabilities - 0.9%				307,658
Net Assets - 100.0%				$35,761,898

(a)	Non-income producing security.
(d)	In default.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $873,814 and $34,580,426, respectively.

Portfolio of Investments (unaudited) – continued

(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $14,958,080, representing 41.8% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)

The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.

(u)

The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2016	2/11/11	$191,339	$160
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 4/30/20

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	100,930	EUR	92,322	Goldman Sachs International	5/22/2020	$(273)

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $31,998,544)	$34,580,426
Investments in affiliated issuers, at value (identified cost, $873,690)	873,814
Cash	503
Receivables for
Investments sold	109,059
Interest and dividends	340,761
Other assets	16,245
Total assets	$35,920,808

Liabilities
Payables for
Distributions	$20,588
Forward foreign currency exchange contracts	273
Investments purchased	73,666
Payable to affiliates
Investment adviser	1,708
Administrative services fee	96
Transfer agent and dividend disbursing costs	743
Payable for independent Trustees’ compensation	648
Accrued expenses and other liabilities	61,188
Total liabilities	$158,910
Net assets	$35,761,898

Net assets consist of
Paid-in capital	$33,000,983
Total distributable earnings (loss)	2,760,915
Net assets	$35,761,898
Shares of beneficial interest outstanding	7,203,820
Net asset value per share (net assets of $35,761,898 / 7,203,820 shares of beneficial interest outstanding)	$4.96

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$623,278
Dividends	162,465
Dividends from affiliated issuers	8,681
Other	2,608
Income on securities loaned	559
Foreign taxes withheld	(1,854)
Total investment income	$795,737
Expenses
Management fee	$160,106
Transfer agent and dividend disbursing costs	7,492
Administrative services fee	8,701
Independent Trustees’ compensation	4,363
Stock exchange fee	11,919
Custodian fee	3,048
Shareholder communications	22,399
Audit and tax fees	38,428
Legal fees	455
Miscellaneous	19,965
Total expenses	$276,876
Net investment income (loss)	$518,861

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,802,014
Affiliated issuers	(195)
Futures contracts	(14,085)
Forward foreign currency exchange contracts	777
Foreign currency	(37)
Net realized gain (loss)	$1,788,474
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(4,888,534)
Affiliated issuers	(90)
Futures contracts	(4,084)
Forward foreign currency exchange contracts	3,219
Translation of assets and liabilities in foreign currencies	(2)
Net unrealized gain (loss)	$(4,889,491)
Net realized and unrealized gain (loss)	$(3,101,017)
Change in net assets from operations	$(2,582,156)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/20 (unaudited)	Year ended 10/31/19

From operations
Net investment income (loss)	$518,861	$1,133,601
Net realized gain (loss)	1,788,474	325,084
Net unrealized gain (loss)	(4,889,491)	3,635,384
Change in net assets from operations	$(2,582,156)	$5,094,069
Distributions to shareholders	$(1,990,888)	$(1,435,228)
Tax return of capital distributions to shareholders	$—	$(2,484,303)
Change in net assets from fund share transactions	$77,076	$249,179
Total change in net assets	$(4,495,968)	$1,423,717

Net assets
At beginning of period	40,257,866	38,834,149
At end of period	$35,761,898	$40,257,866

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/20		Year ended
			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$5.60		$5.43	$6.03	$5.91		$6.09	$6.78

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.16	$0.16	$0.20	(c)	$0.23	$0.25
Net realized and unrealized gain (loss)	(0.43)		0.56	(0.18)	0.52		0.18	(0.29)
Total from investment operations	$(0.36)		$0.72	$(0.02)	$0.72		$0.41	$(0.04)

Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.17)	$(0.18)	$(0.21)		$(0.24)	$(0.32)
From net realized gain	—		(0.03)	(0.11)	—		—	—
From tax return of capital	—		(0.35)	(0.29)	(0.39)		(0.35)	(0.33)
Total distributions declared to shareholders	$(0.28)		$(0.55)	$(0.58)	$(0.60)		$(0.59)	$(0.65)
Net increase from repurchase of capital shares	$0.00	(w)	$—	$—	$0.00	(w)	$—	$—
Net asset value, end of period (x)	$4.96		$5.60	$5.43	$6.03		$5.91	$6.09
Market value, end of period	$4.93		$6.48	$5.49	$6.66		$5.50	$5.53
Total return at market value (%) (j)(r)(s)(x)	(20.10	)(n)	30.24	(8.87)	33.86		10.75	(19.11)
Total return at net asset value (%)	(6.99	)(n)	13.80	(0.44)	12.79	(c)	8.07	(0.28)

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.43	(a)	1.41	1.39	1.23	(c)	1.42	1.41
Net investment income (loss)	2.68	(a)	2.89	2.76	3.35	(c)	3.88	3.80
Portfolio turnover	30	(n)	34	33	35		26	29
Net assets at end of period (000 omitted)	$35,762		$40,258	$38,834	$42,842		$41,849	$43,126

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Special Value Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables –Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a

Notes to Financial Statements (unaudited) – continued

change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that increased the beginning of period cost of investments and decreased the unrealized appreciation on investments by offsetting amounts. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to

Notes to Financial Statements (unaudited) – continued

the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments,

Notes to Financial Statements (unaudited) – continued

such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$13,026,576	$5	$31,764	$13,058,345
Switzerland	470,953	—	—	470,953
Mexico	—	15,514	—	15,514
Non-U.S. Sovereign Debt	—	815,060	—	815,060
Municipal Bonds	—	102,500	—	102,500
U.S. Corporate Bonds	—	16,117,305	—	16,117,305
Foreign Bonds	—	3,726,477	—	3,726,477
Floating Rate Loans	—	274,272	—	274,272
Mutual Funds	873,814	—	—	873,814
Total	$14,371,343	$21,051,133	$31,764	$35,454,240

Other Financial Instruments
Forward Foreign Currency Exchange
Contracts – Liabilities	$—	$(273)	$—	$(273)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/19	$30,347
Change in unrealized appreciation or depreciation	1,417
Balance as of 4/30/20	$31,764

The net change in unrealized appreciation or depreciation from investments held as level 3 at April 30, 2020 is $1,417. At April 30, 2020, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging

Notes to Financial Statements (unaudited) – continued

or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2020 as reported in the Statement of Assets and Liabilities:

		Fair Value

Risk	Derivative Contracts	Liability Derivatives
Foreign Exchange	Forward Foreign Currency
	Exchange Contracts	$(273)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(14,085)	$—
Foreign Exchange	—	777
Total	$(14,085)	$777

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(4,084)	$—
Foreign Exchange	—	3,219
Total	$(4,084)	$3,219

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all

Notes to Financial Statements (unaudited) – continued

transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Notes to Financial Statements (unaudited) – continued

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and

Notes to Financial Statements (unaudited) – continued

the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2020, there were no securities on loan or collateral outstanding.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 10.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to defaulted bonds and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/19
Ordinary income (including any short-term capital gains)	$1,229,679
Long-term capital gains	205,549
Tax return of capital (b)	2,484,303

Total distributions	$3,919,531

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/20

Cost of investments	$32,984,573
Gross appreciation	4,731,090

Gross depreciation	(2,261,423)
Net unrealized appreciation (depreciation)	$2,469,667

As of 10/31/19

Other temporary differences	(24,387)
Net unrealized appreciation (depreciation)	7,358,346

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.68% of the fund’s average daily net assets and 3.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.90% of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2020. For the six months ended April 30, 2020, the fund’s average daily net assets and gross income fees did not meet the thresholds required to waive the management fee under this agreement. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2020 was equivalent to an annual effective rate of 0.83% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2020, these fees paid to MFSC amounted to $1,071.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2020 was equivalent to an annual effective rate of 0.0449% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the

Notes to Financial Statements (unaudited) – continued

investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2020, the fund engaged in sale transactions pursuant to this policy, which amounted to $30,354. The sales transactions resulted in net realized gains (losses) of $25,511.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended April 30, 2020, this reimbursement amounted to $81, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended April 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $11,185,356 and $12,528,806, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased 10,450 shares of beneficial interest during the six months ended April 30, 2020 at an average price per share of $3.98 and a weighted average discount of 10.64% per share. Transactions in fund shares were as follows:

	Six months ended 4/30/20		Year ended 10/31/19

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	20,582	$118,691	44,616	$249,179
Capital shares repurchased	(10,450)	(41,615)	—	—
Net change	10,132	$77,076	44,616	$249,179

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated

Notes to Financial Statements (unaudited) – continued

among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2020, the fund’s commitment fee and interest expense were $106 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money
Market Portfolio	$1,461,511	$5,481,216	$6,068,628	$(195)	$(90)	$873,814

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$8,681	$—

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Special Value Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Special Value Trust (the Fund), including the portfolio of investments, as of April 30, 2020, and the related statements of operations, changes in net assets and financial highlights for the six-month period ended April 30, 2020. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019, and in our report dated December 16, 2019, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

June 16, 2020

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/closedendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/closedendfunds by choosing the fund’s name.

Additional information about the fund (e.g., performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 505005

Louisville, KY 40233-5005

New York Stock Exchange Symbol: MFV

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Special Value Trust is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the MFS Special Value Trust (the “Fund”) is set forth below. Each portfolio manager is primarily responsible for the day-to-day management of the Fund.

Effective December 31, 2019, Katherine Cannan became a portfolio manager of the Fund.

	Primary Role	Since	Title and Five Year History
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment area of MFS since 2005

Katherine Cannan	Equity Securities Portfolio Manager	December 2019	Investment Officer of MFS; employed in the investment area of MFS since 2013

Nevin Chitkara	Equity Securities Portfolio Manager	2012	Investment Officer of MFS; employed in the investment area of MFS since 1997

David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment area of MFS since 2004

Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment area of MFS since 1997

Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	2018	Investment Officer of MFS; employed in the investment area of MFS since 2013

Compensation

MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.

MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a sustainable investment process. As of December 31, 2019, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy’s investment horizon. The fixed-length time periods include the portfolio manager’s full tenure on each fund and, when available, ten-, five-, and three-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2019, the following benchmarks were used to measure the following portfolio manager’s performance for the Fund:

Fund	Portfolio Manager	Benchmark(s)
MFS Special Value Trust	Ward Brown	JPMorgan Emerging Markets Bond Index Global

	Katherine Cannan	Russell 1000® Value Index Lipper Large-Cap Core Funds Lipper Large-Cap Value Funds

	Nevin Chitkara	Russell 1000® Value Index Lipper Large-Cap Core Funds Lipper Large-Cap Value Funds

	David Cole	Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index JPMorgan Emerging Markets Bond Index Global Russell 1000® Value Index

	Matt Ryan	JPMorgan Emerging Markets Bond Index Global

	Michael Skatrud	Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index JPMorgan Emerging Markets Bond Index Global Russell 1000® Value Index

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contribution to the MFS investment process and the client experience (distinct from fund and other account performance).

The performance bonus is generally a combination of cash and a deferred cash award. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.

MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of the Fund’s fiscal year ended October 31, 2019. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Ward Brown	N
Katherine Cannan[1]	N
Nevin Chitkara	N
David Cole	N
Matt Ryan	N
Michael Skatrud	N

[1]	Information is as of April 30, 2020.

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub-advised by MFS or an affiliate. The number and assets of these accounts were as follows as of the Fund’s fiscal year ended October 31, 2019:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ward Brown	7	$8.1 billion	6	$3.8 billion	6	$1.7 billion
Katherine Cannan[1] (Became a Portfolio Manager of the Fund on December 31, 2019)	12	$55.9 billion	2	$2.6 billion	18	$7.5 billion
Nevin Chitkara	19	$77.6 billion	8	$6.5 billion	40	$18.5 billion
David Cole	13	$9.3 billion	6	$2.6 billion	3	$193.1 million
Matt Ryan	9	$12.4 billion	7	$4.3 billion	6	$1.7 billion
Michael Skatrud	12	$9.3 billion	6	$1.1 million	3	$193.1 million

*	Includes the Fund.
[1]	Information is as of April 30, 2020.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances, there are securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. MFS’ trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Special Value Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/19-11/30/19	0	N/A	0	718,972
12/01/19-12/31/19	0	N/A	0	718,972
1/01/20-1/31/20	0	N/A	0	718,972
2/01/20-2/28/20	0	N/A	0	718,972
3/01/20-3/31/20	10,450	3.98	10,450	708,522
4/01/20-4/30/20	0	N/A	0	708,522

Total	10,450	3.98	10,450

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2019 plan year is 718,972.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

(c)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as EX-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS SPECIAL VALUE TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 16, 2020

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2020

*	Print name and title of each signing officer under his or her signature.